As filed with the Securities and Exchange Commission on February 27, 1998.



                       1933 Act Registration No. 33-99124
                       1940 Act Registration No. 811-9132

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No.        4



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Post-Effective Amendment No.        4



                        (Check appropriate box or boxes)


                           JWB AGGRESSIVE GROWTH FUND
               (Exact name of registrant as specified in Charter)
                                   City Center
                         810 Richards Street, Suite 123
                               Honolulu, HI 96813
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number,
                        Including Area Code: 808-524-0577


                                 John W. Bagwell
                              JWB Management Corp.
                                   City Center
                         810 Richards Street, Suite 123
                               Honolulu, HI 96813

It is proposed that this filing will become effective (check appropriate box):

   x   immediately upon filing pursuant to paragraph (b), or
------
       60 days after filing pursuant to paragraph (a) (1), or
------
       on                     pursuant to paragraph (a) (1)
------    -------------------
       75 days after filing pursuant to paragraph (a) (2)
------
       on             pursuant to paragraph (a)(2) of Rule 485
------    -----------


If appropriate check the following box:


        this post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment.



The Registrant is filing a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended herewith.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


                           JWB AGGRESSIVE GROWTH FUND


N-1A ITEM NO                           LOCATION
------------                           --------

PART A - PROSPECTUS
-------------------
Item 1.  Cover Page                    Cover Page

Item 2.  Synopsis                      Not Applicable

Item 3.  Condensed Financial           Expense Information; Financial Highlights
         Information

Item 4.  General Description           Cover Page; Investment Objectives and
         Of Registrant                 Policies; Description of Securities and
                                       Investment Techniques and Related Risks;
                                       Additional Investment Information;
                                       Organization and Shares of the Trust.

Item 5   Management of the Fund        Management of the Fund

Item 6.  Capital Stock and Other       Dividends and Taxes
         Securities

Item 7.  Purchase of Securities        Purchase of Shares; Net Asset Value
         Being Offered

Item 8.  Redemption or Repurchase      Redemption of Shares


PART B - STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------
Item 10. Cover Page                    Cover Page

Item 11. Table of Contents             Table of Contents

Item 12. General Information           Description of the Trust
         And History

Item 13. Investment Objectives         Investment Policies and Limitations
         And Policies

Item 14. Management of the Fund        Investment Management and Administration

Item 15. Control Persons and           Management of the Trust
         Principal Holders of
         Securities

Item 16. Investment Advisory           Investment Advisory and Other Services
         And Other Services

Item 17. Brokerage Allocation and      Portfolio Transactions
         Other Practices

Item 18. Capital Stock and Other       General Information About the Trust
         Securities

Item 19. Purchase, Redemption          Purchase and Redemption Information;
         And Pricing of Securities     Net Asset Value
         Being Offered

Item 20. Tax Status                    Taxes

Item 21. Underwriters                  Investment Advisory and Other Services

Item 22. Calculation of                Performance Information
         Performance Data

Item 23. Financial Statements          Financial Statements

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                       Prospectus dated February 27, 1998

                           JWB AGGRESSIVE GROWTH FUND
                                   City Center
                         810 Richards Street, Suite 123
                               Honolulu, HI 96813
                                 (808) 524-0577


JWB Aggressive Growth Fund (the "Trust") is a diversified, open-end management investment company currently consisting of one portfolio (the "Fund"). The
Fund's fundamental investment objective is to seek capital appreciation by primarily investing in the common stock of companies that are traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("ASE") and the NASDAQ.





The minimum initial investment in the Fund is $10,000. The Fund is a pure no-load fund. There are no 12b-1 marketing fees or other sales charges. This means that 100% of your initial investment is invested in shares of the Fund.

This Prospectus concisely sets forth information you should know about the Fund before you invest. Please read the Prospectus and retain it for future reference. A Statement of Additional Information for the Fund, dated February 27, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. It is available without charge by calling Shareholder Services at 1-800-506-9403. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, the shares of the Fund in any jurisdiction in which such offer or solicitation may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
              Dedicated to my family and friends, and almighty God
                           Who made this all possible.

--------------------------------------------------------------------------------

Pg. 2

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Fees and Expenses .......................................................    3
Financial Highlights ....................................................    4
Investment Objectives and Policies ......................................    4
Performance .............................................................    6
Management of the Fund ..................................................    6
Net Asset Value .........................................................    8
How to Purchase Shares ..................................................    8
Special Plans ...........................................................    9
How to Redeem Shares ....................................................    9
Dividends and Distributions .............................................   10
Tax and General Information .............................................   10

Pg. 3

                                FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES. The Fund is a pure No-Load Fund. Accordingly, you pay no fees or other transaction charges when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES. The following table sets forth the regular operating expenses that are paid out of the Fund's average daily net assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. The following projected expenses are calculated as a percentage of the Fund's average daily net assets:


         Management Fees.                                      1.00%
         Administrative Fee                                     .90%
         Other Expenses                                         .45%
                                                               -----
         Total Fund Operating Expenses                         2.35%*

The table presented below is intended to assist you to understand the various costs and expenses that an investor in the Fund might bear directly or indirectly. The 5% annual rate of return used in the example is for illustration only and is not intended to be indicative of the future performance of the Fund, which may be more or less than the assumed rate. Additionally, future Fund expenses may be more or less than shown in the example. Please refer to the sections, "How to Purchase Shares" and "Management of the Fund" for more information on transaction and operating expenses of the Fund.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period:

                  1 Year                           3 Years
                  ------                           -------
                   $20                               $62


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

* In addition to the fees set forth above, the Trust has entered into a Distribution Agreement and a Transfer Agency and Shareholder Services Agreement with Declaration Distributors, Inc. and Declaration Services Company, respectively. JWB Management Corp., is a party to the distribution agreement with the Trust, and is obligated to pay the fees incurred by the Trust in reference to the Distribution Agreement and the Transfer Agency and Shareholder Services Agreements. You should be aware that in the event JWB Management Corp. fails to pay such fees, the Trust will be required to pay the fees, resulting in a substantial increase in operating expenses to the Fund.

Pg. 4

                              FINANCIAL HIGHLIGHTS


The selected data set forth in the following table for the fiscal period ended December 31, 1997 have been audited by Sanville & Co., the Fund's independent accountants, whose full report is included in the Statement of Additional Information. The table should be read in conjunction with the audited financial statements and related notes included in the Statement of Additional Information.



                                                  December 31, 1996   March 28, 1996(1)
                                                          To                  To
                                                  December 31, 1997   December 31, 1996
                                                      (audited)           (audited)
                                                       --------            --------

Operating Performance:
Net asset value, beginning of period                   $   9.44            $  10.00
Income from Investment Operations:
Net investment loss                                       (0.06)              (0.01)
Net realized and unrealized gain (loss) on
Investment transactions                                    3.78               (0.55)
                                                       --------            --------
Total from investment operations                           3.72               (0.56)
Less distributions to shareholders                        (3.70)               0.00
                                                       --------            --------
Net asset value, end of period                         $   9.46            $   9.44
                                                       --------            --------

Total return                                              39.41%(3)          (0.06)%(2)(3)
                                                       --------            --------
Supplemental data and ratios:
Net assets, end of period ($)                          $396,142            $442,933
                                                       --------            --------
Ratio of expenses to average net assets                    1.86%               1.95%(4)
                                                       --------            --------
Ratio of net investment income to average net assets      (0.59%)             (0.23)(4)
                                                       --------            --------
Portfolio turnover rate                                   44.34%             181.79%
                                                       --------            --------
Average Commission rate paid                           $ 0.0345            $ 0.0426
                                                       --------            --------

--------------------------------------------------------------------------------
(1) Commencement of operations.

(2) Not annualized.

(3) The total return would have been lower had certain expenses during the period not been absorbed by the Advisor.

(4) Annualized.


                        INVESTMENT OBJECTIVE AND POLICIES


The Fund is a diversified mutual fund whose investment objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing primarily in the common stock of companies (referred to herein as "equity securities") that are traded on the NYSE, ASE, and the NASDAQ. In selecting investments for the Fund, the Advisor will allocate Fund Assets among securities of particular issuers and industry groups, based on the Advisor's views as to the best values then currently available in the marketplace. Elements included in the Advisor's analysis as to what constitutes value include, but are not limited to, a company's ability to show strong growth momentum while trading at reasonable valuations relative to the company's growth rate over time, the likelihood that a company will benefit from new or innovative products, services or processes, and other technical and fundamental analytical factors that indicate a likelihood of conditions that should enhance a company's prospects for future growth. In selecting investments for the Fund, the Advisor will also consider industry diversification as an important factor, and the Advisor's investments in certain industries are likely to be adjusted from time to time due to the outlook for earnings in certain sectors.

Under normal circumstances, the Fund will invest substantially all of its assets in equity securities of large (over $2 billion in market capitalization), medium (under $2 billion in market capitalization), and small companies (under $500 million in market capitalization). Investments in smaller companies may involve greater risks than are associated with investments in larger companies because smaller companies may be more likely to experience financial difficulties due to limited product lines and market diversification, fewer financial

Pg. 5

resources, and lack of management depth.

Diversification means limiting the amount of Fund assets invested in any one issuer and limiting the amount of Fund assets invested in any one industry, thereby reducing the risks of losses incurred by that issuer or industry. Although the Fund invests primarily in equity securities, it may, for temporary or defensive reasons, ordinarily invest a portion of Fund assets in cash or cash equivalents, such as securities issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities ("U.S. Government Securities"), Repurchase Agreements collateralized by U.S. Government Securities, or high quality money market instruments such as notes, certificates of deposit or bankers acceptances. If, in the Advisor's opinion, it is appropriate for the Fund to assume a temporary defensive posture in the market, the Fund may invest up to 100% of its assets in these instruments.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 10% of its net assets in securities that the Advisor determines, under the supervision of the Board of Trustees, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

OPTIONS ON SECURITIES. The Fund may write (i.e. sell) covered put and call options, and may purchase put and call options, on securities traded on a United States exchange or properly regulated over-the-counter market. Such options can include long-term options with a duration of up to three years. Although not normally anticipated to be widely employed, the Fund may use options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. The Fund may enter into options transactions so long as the value of the underlying securities on which options may be written at any one time does not exceed 10% of the net assets of the Fund.

RISK FACTORS. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option, and (2) the possible lack of a liquid secondary market for an options contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund for the fiscal period ending December 31, 1997 was 44.34%. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund.

Pg. 6


FUNDAMENTAL INVESTMENT POLICIES. The Fund's investment objective, to seek capital appreciation, is a fundamental policy and may not be changed without a vote of the holders of a majority of the Fund's shares. All other investment policies of the Fund, other than those identified in this paragraph, may be changed without shareholder approval. Additional fundamental policies are as follows: (1) With respect to 75% of its assets, the Fund may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer; (2) The Fund may not invest more than 25% of its total assets in any one industry, and (3) The Fund may only borrow for temporary or emergency purposes, which borrowings may not exceed 5% of the Fund's total assets.

RISK FACTORS. The Fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. The Fund is not, in itself, a balanced investment plan, and the potential volitility of the Fund's investments may present certain risks. The value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques, or those having as investment objectives the conservation of capital and/or the realization of current income. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.


                                   PERFORMANCE


The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the fund over a thirty day (or one month) period (which period will be stated). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of the month. This income is then "annualized." That is, the mount of income generated by the investment during that thirty day period is assumed to be generated each month over a twelve month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based on the stated dividend rate of each equity security in the Fund's portfolio, and all recurring charges are recognized.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. Overall responsibility for management and supervision of the Trust rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment advisor and administrator. The day-to-day operations of the Fund are delegated to the Advisor. The Statement of Additional Information contains background information regarding each of the Fund's Trustees and Executive Officers.

Pg. 7


ADVISOR - JWB INVESTMENT ADVISORY & RESEARCH. The Advisor is responsible for selecting and managing the Trust 's investments. The Advisor is a registered investment advisor under the Investment Advisors Act of 1940 and was established as a sole proprietorship in 1993. The Advisor is owned and controlled by John W. Bagwell. The Advisor's office is located at City Center, 810 Richards Street, Suite 123, Honolulu, HI 96813. For its services, the Trust pays to the Advisor an annual fee of 1% of average daily net assets, paid 1/12th monthly. Although the Advisor's fee may be higher than that charged buy other similar funds, the Advisor has voluntarily agreed to absorb certain expenses from time to time in order to attempt to lower the Trust's overall expenses to the point where they are lower than other funds. John W. Bagwell is the portfolio manager for the Trust. Mr. Bagwell has been a registered investment advisor with the Securities and Exchange Commission and the State of Hawaii since 1993. He previously served as a general securities principal for several broker/dealers, and has been a broker in the securities industry since 1989. For the fiscal year ended December 31, 1997, an investment management fee of $3,906.00 was accrued but not paid by the Trust.

ADMINISTRATOR - JWB MANAGEMENT CORP. The Administrator provides the Trust with certain administrative and shareholder services, subject to the supervision and direction of the Board of Trustees of the Trust. The Administrator provides a variety of services, including furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Trust, furnishing corporate secretarial services, which include assisting in the preparation of material for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Trust. In addition, the Administrator pays for certain expenses which would otherwise be borne by the Trust including the charges and expenses of the transfer agent and distributor, legal expenses, bookkeeping and accounting expenses, costs of maintaining the books and records of the Trust, the expense of printing and mailing Prospectuses and sales materials used for promotional purposes, and other miscellaneous expenses not borne by the Trust. For the services provided to the Trust by the Administrator, the Trust pays to the Administrator an annual fee of .90% of the Fund's average daily net assets, paid 1/12th monthly. For the fiscal year ended December 31, 1997, an administrative fee of $3,515.00 was accrued but not paid by the Trust.

From time to time, the Advisor and the Administrator may waive receipt of fees and/or voluntarily assume certain fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Trust will not be required to pay the Advisor or the Administrator for any amounts voluntarily waived or assumed by either of them, nor will the Trust be required to reimburse the Advisor or Administrator for any amounts waived or assumed by either of them during a previous fiscal year. Currently the Trust has limited expenses to 4.00% of the average net assets of the Fund.

DISTRIBUTOR - Declaration Distributors, Inc., 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428, ("DDI") serves as the Fund's distributor pursuant to an agreement between DDI, JWB Management Corp.("JWB") and the Trust dated December 8, 1995. DDI is a broker-dealer registered with the U.S. Securities Exchange Commission (the "SEC") and is a member in good standing of the National Association of Securities Dealers. DDI acts as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, DDI will be paid a fixed annual fee of $20,000 and will be reimbursed for expenses incurred on behalf of the Trust. JWB is responsible for paying fees to DDI. For the fiscal year ended December 31, 1997, the distributor voluntarily waived receipt of all fees.

CUSTODIAN AND TRANSFER AGENT. The First National Bank of Boston, 150 Royal St., Canton, Massachusetts 02021, serves as custodian for the Trust. Declaration Service Company, 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428, ("DSC") serves as the Trust's fund accounting agent and transfer agent, dividend disbursing agent, and shareholder service agent, pursuant to an agreement between DSC and the Trust dated December 8, 1995. For such services, DSC will be paid $18 per Fund Account, with a minimum annual payment of $24,000. For the fiscal year ended December 31, 1997, a fee of $21,966.00 was paid by JWB to DSC.

Pg. 8

                                 NET ASSET VALUE


The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.


                             HOW TO PURCHASE SHARES


In order to invest in the Fund, you must first complete and sign an account application, which is included in this Prospectus, or which may be obtained by calling Shareholder Services at 1-800-506-9403. You may also call Shareholder Services concerning questions on how to fill out the account application forms or general questions concerning the Fund. Completed and signed applications should be mailed to Shareholder Services (see below).


Orders for the purchase of shares received when the Fund is open for business, before 4:00 p.m., New York Time, will be executed at the NAV determined that day. The minimum initial investment for non-qualified accounts is $10,000, and the minimum for additional purchases is $5,000. The minimum initial purchase for IRA accounts (or other qualified accounts) is $250, and subsequent investments must be $50 or more. All purchase orders will be executed at the NAV next determined after the order is received and accepted by the Trust.


For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, call Shareholder Services at 1-800-506-9403, or write to Shareholder Services at the address set forth below. Please be sure to consult your tax advisor about the establishment of retirement plans.

PURCHASES BY MAIL. If you wish to purchase shares by mail, send your check, made payable to "JWB Aggressive Growth Fund", along with your completed account application, to:


                           JWB Aggressive Growth Fund
                         c/o Declaration Service Company
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844


PURCHASES BY TELEPHONE. You may also purchase shares by telephoning Shareholder Services at 1-800-506-9403. Telephone orders will not be accepted until a completed account application, in proper form, has been received by the Trust at the address set forth above. After the Trust receives a telephone order, you should then wire federal funds to:

                        The First National Bank of Boston
                                 ABA# 011000390
                   Attn: JWB Aggressive Growth Fund, DDA#6140
                   For the benefit of: (Your Name & Account #)

Pg. 9


GENERAL. The Trust reserves the right to reject any purchase order and to suspend the offering of shares for a period of time for any reason. However, shareholders will generally be able to continue to re-invest dividends in additional shares of the Fund during times when sales of shares are otherwise suspended. The Trust also reserves the right to cancel any purchase due to nonpayment, waive, raise or lower the investment minimums, modify the conditions of purchase at any time, and reject any check not made directly payable to JWB Aggressive Growth Fund. Investors who purchase or redeem shares of the Fund through broker/dealers may be subject to service fees imposed by those broker/dealers for the services they provide.


                                  SPECIAL PLANS


SYSTEMATIC WITHDRAWAL PLAN. Under a systematic withdrawal plan, you can arrange for monthly, quarterly or annual checks in any amount (but not less than $100) to be drawn against the balance of your account and mailed to you or transferred to your designated bank account. You can choose to have payment of withdrawn amounts made on the 5th or the 25th of each month in which a withdrawal is to be made. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan. Under the plan, all shares will be held by the transfer agent, and all dividends and distributions are re-invested in shares of the Fund by the transfer agent. To provide funds for payments made under the plan, the transfer agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each redemption. Payments under a systematic withdrawal plan constitute taxable events. Since such payments are funded by the redemption of shares, the payments may result in a return of capital and capital gains or losses, rather than ordinary income. The systematic withdrawal plan may be terminated at any time upon 10 days prior notice, delivered by mail or by telephone, to Shareholder Services.

AUTOMATIC INVESTMENT PLAN. You may purchase shares on a regular monthly basis. Under this plan, on a preset day of the month, a draft is drawn on your bank account in any amount ($100 and over) you specify. The proceeds of the draft are invested in shares of the Fund at the NAV determined on the date of investment. The Trust reserves the right to discontinue the automatic investment plan by delivering to you 30 days written notice. You may discontinue your automatic investments at any time by written notice to Declaration Service Company, which is received not later than 5 business days prior to the designated investment date.

AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT PLAN. Dividends and capital gains declared by the Trust will be re-invested automatically at net asset value unless you choose an alternative payment option on the application form. Dividends and capital gains not re-invested are paid by check. {For additional information on dividends and capital gains see "Dividends and Distributions" and "Tax and General Information" on page 10 of the Prospectus.}


                              HOW TO REDEEM SHARES


You can take money out of your Fund account at any time by selling some or all of your shares. Your shares will be redeemed at the NAV next calculated after your redemption order is received. You may redeem your shares by mail or telephone. REDEMPTIONS FROM RETIREMENT ACCOUNTS (IRA'S AND OTHER QUALIFIED ACCOUNTS) MUST BE IN WRITING AND INCLUDE ALL NECESSARY INFORMATION TO BE DEEMED RECEIVED IN GOOD ORDER (QUALIFIED ACCOUNTS ARE NOT ELIGIBLE FOR THE TELEPHONE REDEMPTION OPTION). You are automatically provided telephone privileges unless you reject such privilege on the application form. Redemption proceeds are mailed within five business days after an order is received, except the mailing or wiring of redemption proceeds on shares purchased by personal, corporate or government checks may be delayed until the Trust has determined that collected funds have been received for the purchase of such shares, which may take up to 15 days from the purchase date.

Pg. 10


The clearing period does not apply to purchases made by wire or by cashier's, treasurer's, or certified checks. In connection with telephone redemptions, neither the Trust nor the transfer agent will be responsible or incur any liability as a result of acting in good faith upon any instructions reasonably believed by them to be genuine. The Trust and Transfer Agent will, however, employ procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations to the address of record. If such procedures are not reasonably designed to prevent unauthorized or fraudulent instructions, the Fund may be liable for any losses from unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN: (1) establishing certain services after the account is opened; (2) requesting redemptions by mail or telephone in excess of $10,000; (3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s);
(4) transferring shares to another owner, or (5) changes in previously designated wiring instructions.


These requirements may be waived or modified in certain circumstances. Acceptable guarantors are all eligible guarantor institutions as defined by the Securities Exchange Act of 1934, such as: commercial banks which are FDIC members, trust companies, credit unions, savings associations, firms which are members of a domestic stock exchange, and foreign branches of any of the above. We cannot accept guarantees from institutions or individuals who do not provide reimbursement in the case of fraud, such as notaries public.

MINIMUM ACCOUNT BALANCE. If an investor's account balance falls below $9,000 for non-qualified accounts or $100 for qualified accounts (such as IRA's) as a result of investor withdrawals (not due to market fluctuations), the investor will be given thirty days notice to reestablish the minimum balance. If you do not increase your balance, the Trust reserves the right to close your account and send the proceeds to you. The shares will be redeemed at the NAV on the day your account is closed.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net income and net capital gains to shareholders. Dividends from net investment income and distributions from capital gains, if any, are normally declared in December and paid after the end of the year.

                           TAX AND GENERAL INFORMATION


As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of possible tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend re-investment program. Each January, the Trust will mail you a form indicating the federal tax status of your dividend and capital gain distributions. Redemptions from the Fund will result in a short or long-term capital gain or loss, depending on how long you have owned the shares. The Trust will mail you a form indicating the trade date and proceeds from all redemptions.





When you purchase shares just before the Fund pays a distribution from NAV, the share price of each Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any distributions from these amounts that are distributed to you, no matter how long you have held your shares, will be fully taxable, even if the net asset value of your shares are reduced below the price you

Pg. 11


paid for your shares. The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local or foreign tax consequences of investing in the Fund.

GENERAL INFORMATION: The Trust was organized on October 10, 1995 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. An investor in the Fund is entitled to one vote for each full share held and a fractional vote for each fractional share held. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Any Trustee may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of not less than 10% of the Fund's outstanding shares.

The expenses borne by the Trust include all organizational expenses, brokerage commissions for portfolio transactions, taxes (if any), the advisory fee, administration fee, extraordinary expenses of printing and mailing proxy statements, expenses of registering and qualifying shares for sale (Blue Sky fees), fees of Trustees who are not "interested persons" of the Advisor or Administrator, custodian fees, auditors expenses, and the Fidelity Bond premiums.

THE FUND WILL SEND OUT A MONTHLY REPORT DETAILING PORTFOLIO COMPOSITION, PRICE AND A SHORT DESCRIPTION OF WHAT DRIVES EACH BUY AND SELL DECISION TO EACH SHAREHOLDER. In addition, the Fund will also send investors a semi-annual report and audited annual report and year end tax information about their account. In an effort to conserve on the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its financial reports by household. This means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want consolidation to apply to his or her account should contact the transfer agent. Each time you buy and sell shares or re-invest a dividend or capital gain distribution in the Fund, you will receive a statement confirming such transaction and listing current share balance with the Fund. The transfer agent may impose certain copying charges for requests for copies of shareholder account statements and other historical information older than 1 year.
SHAREHOLDER INQUIRIES CONCERNING THEIR ACCOUNTS SHOULD BE DIRECTED TO SHAREHOLDER SERVICES BY CALLING 1-800-506-9403.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF SHARES IN ANY STATE WHICH, OR TO ANY PERSON WHOM SUCH OFFER MAY NOT LAWFULLY BE MADE.

                           JWB AGGRESSIVE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                FEBRUARY 27, 1998

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated February 27, 1998 which may be obtained by writing the Fund at City Center, 810 Richards Street, Suite 123, Honolulu, HI 96813.



TABLE OF CONTENTS                                                         PAGE


Investment Policies and Limitations ....................................    2
Portfolio Transactions .................................................    4
Management of the Fund .................................................    4
Investment Management and Administration ...............................    6
Performance Information ................................................    7
Taxes and Distributions ................................................    8
Description of the Trust ...............................................   10



Investment Advisor
JWB Investment Advisory & Research

Administrator
JWB Management Corp.

Distributor
Declaration Distributors, Inc.

Custodian
First National Bank of Boston

Transfer Agent and Fund Accounting Agent
Declaration Service Company

Pg. 2

                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

FUNDAMENTAL POLICIES. The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" of the Fund (as defined in the Investment Company Act of 1940). However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. The following are the Fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) Borrow in amounts exceeding 5% of its total assets at the time of borrowing. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing;

(4) Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) Invest 25% or more of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities or commodities futures contracts; and

(8) Lend money, except that it may purchase and hold debt securities publicly traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 1/3 % of the value of its total net assets to then be subject to such loans.

NON-FUNDAMENTAL   POLICIES.   The  following  are   non-fundamental   investment
limitations and, therefore may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

(9) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions;

(10) Invest more than 5% of its total assets in warrants to purchase common stock;

(11) Invest in companies for the purpose of exercising control or management;

Pg. 3

(12) Invest more than 10% of its net assets in illiquid securities;

(13) Invest in oil, gas, or other mineral exploration or development programs or leases;

(14) Purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

PREFERRED STOCK. The Fund may, from time-to-time, purchase preferred stock.

AMERICAN DEPOSITORY RECEIPTS. The Fund may purchase American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.

FIRM COMMITMENT AGREEMENTS. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government securities, cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

OPTIONS ON SECURITIES. The Fund may write (i.e. sell) covered put and call options and purchase put and call options on securities that are traded on the United States exchanges or in the over-the-counter markets. Such options can include long-term options with a duration of up to three years. The value of the underlying securities on which options may be written at any one time will not exceed 10% of the net assets of the Fund.

RISK FACTORS. Although not normally anticipated to be widely employed, the Fund may use these techniques to increase or decrease its exposure to the effects of changes in security prices, or that other factors that affect the value of the Fund's portfolio. Options may fail as hedging techniques in cases where the price movements of the portfolio securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Pg. 4

                             PORTFOLIO TRANSACTIONS


The Advisory Agreement between the Fund and the Advisor provides that when executing portfolio transactions and selecting brokers and dealers, the Advisor is to seek the best overall terms available. In this regard, the Advisor will seek the most favorable price and execution for the transaction, given the size and risk involved. In placing executions and paying brokerage commissions, the Advisor considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, and the ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Advisor's staff. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.


The Advisor must determine in good faith, however, that such commissions are reasonable in relation to the value of the brokerage and research services provided (viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised).

The Board of Trustees will periodically review the commissions paid by the Fund to determine whether the commissions paid over represented periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions, the Advisor may use such research in servicing its other fiduciary accounts and not all services received may be used by the Advisor in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Advisor in connection with transactions effected on behalf of other fiduciary accounts.


On occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Advisor in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund, but the Advisor believes that any disadvantage in the procedure would be outweighed by the increased opportunity to engage in volume transactions.


                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.


* John W. Bagwell (37), Trustee and President of the Fund, founded JWB Management Corp. in October, 1995 and serves as Chief Executive Officer. Prior to this service, he served as a general securities principal for Polaris Financial Services, Inc. (6/93 - 10/95). Mr. Bagwell has also served as a registered investment advisor with JWB Investment Advisory & Research since April, 1993. Mr. Bagwell served as a general securities principal & registered representative for Mariner Financial Services, Inc. (11/91 - 6/93) and as a registered representative for Gaidos/Tani Associates (11/91 - 12/92) and Money Concepts International (7/90 - 11/91).

Pg. 5


Mr. Bagwell's business address is City Center, 810 Richards Street, Suite 123, Honolulu, HI 96813.

* Gregory P. Lussier (38), Trustee and Chief Financial Officer of the Fund, serves as Chief Financial Officer of JWB Management Corp. (since 2/96). Mr. Lussier is also a registered investment advisor (since 1/96), and served as a registered investment advisor representative with JWB Investment Advisory & Research (10/94 - 12/95). Mr. Lussier is also the President of The Financial Freedom Corp. (4/92 to present), and also serves as securities principal for Polaris Financial Services, Inc. (1/93 to present). Previously, Mr. Lussier served as a securities principal for Mariner Financial Services, Inc. (5/92 - 12/92), as a branch manager for P.F.S. Home Mortgages, Inc. and as a national sales director for Primerica Financial Services (5/82 - 9/92), and as a branch manager for First America National Securities (6/83 - 5/92). Mr. Lussier's business address is Wailuku Industrial Park, 270 Hookahi St., Suite #306, Wailuku, HI 96793-1466.

* Roger Y. Dewa (60), Trustee and Secretary of the Fund, serves as Secretary and General Counsel to JWB Management Corp. (since 10/95). Mr. Dewa has been practicing law as a sole practitioner since 1969. Mr. Dewa's business address is International Savings Building, 1111 Bishop Street, Suite #51, Honolulu, HI 96813.

Scott A. Hadley (33), Trustee of the Fund. Mr. Hadley has been an employee of McDonnell Douglas Corporation (1/90 to present). Prior to this position, Mr. Hadley was in the U.S. Army (6/83 to 12/89). Mr. Hadley's business address is 1300 Adams Avenue, Apt. 4B, Costa Mesa, CA 92626.

Wallace Y. Watanabe (51), Trustee of the Fund. Mr. Watanabe serves as President of the Honolulu City & County Employees Federal Credit Union (6/72 to present). Mr. Watanabe's business address is 832 S. Hotel St., Honolulu, HI 96813-2590.

Terry S. Krznarich, M.D. (36), Trustee of the Fund, serves as Chief Resident, Dept. of Pathology for Saint Johns Hospital (6/92 to present). Prior to this service, Doctor Krznarich was pursuing his education. Mr. Krznarich's business address is 22101 Moross St., Detroit, MI 48236.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Advisor or its affiliates. Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $200 per meeting attended. As of the end of the fiscal year ending on December 31, 1997, no fees had been paid to non-interested Trustees of the Fund.


The following table sets forth information estimating the compensation of each current Trustee of the Fund for services provided the Trust.

Pg. 6

                                                  PENSION OR               ESTIMATED
                                                  RETIREMENT               ANNUAL
                                                  BENEFITS                 BENEFITS UPON
                            AGGREGATE             ACCRUED AS PART          RETIREMENT           TOTAL
                            COMPENSATION          OF FUND                  FROM THE             COMPENSATION
TRUSTEES                    FROM THE FUND*        EXPENSES                 FUND                 FROM THE FUND**
John W. Bagwell*                None                 None                      None                  None
Denise B. Throntveit*           None                 None                      None                  None
Gregory P. Lussier*             None                 None                      None                  None
Roger Y. Dewa*                  None                 None                      None                  None
Scott A. Hadley                 $200                 None                      None                 $200**
Wallace Y. Watanabe             $200                 None                      None                 $200**
Terry S. Krznarich              $200                 None                      None                 $200**

 * Interested Trustees of the Fund are compensated by JWB Management Corp. ** Fees are based on a $200.00 fee per in-person meeting.

                    INVESTMENT MANAGEMENT AND ADMINISTRATION


JWB Investment Advisory & Research serves as the Fund's Investment Advisor and JWB Management Corp. serves as the Fund's Administrator. In addition to the services described in the Fund's Prospectus, the Advisor and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Advisor or its affiliates. For the services and facilities provided to the Fund by the Advisor, the Fund pays to the Advisor an annual fee of 1% of its average daily net asset, paid 1/12th monthly. For the services provided to the Fund by the Administrator, the Fund pays to the Administrator an annual fee of .90% of the Fund's average daily net assets, paid 1/12th monthly.


The total operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Advisor's and the Administrator's fees, were, prior to October 1991, subject to the most restrictive of the expenses limitations imposed by state securities commissions of the states in which the Fund's shares are registered or qualified for sale. In light of such and to control expense to make the Fund more competitive, the Advisor voluntarily agreed to absorb certain Fund operating expenses to the extent that they would cause the ratio of expenses to average daily net assets to exceed 2.35% to July 8, 1997 and thereafter if the ratio exceeds 4.00%.

The Board of Trustees of the Fund (including a majority of the Trustees who are not "interested persons" of the Fund) approved the Advisory Agreement on January 5, 1996. The Advisory Agreement provides that it will continue initially for two years, and from year-to-year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a

Pg. 7

meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated upon 60 days written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or of reckless disregard of its obligations thereunder.

The Advisor has adopted a Code of Ethics which regulates the personal securities transactions of the Advisor's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity. Investment personnel are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) in which the Fund is considering buying or selling, or (iii) which the Fund has purchased or sold within seven calendar days.


JWB Investment Advisory & Research is a sole proprietorship, wholly owned by John W. Bagwell. JWB Management Corp. is a corporation whose stock is 51% controlled by John W. Bagwell.


                             PERFORMANCE INFORMATION

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1, 5 and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

           Where:   P = a hypothetical initial payment of $1,000
                    T = average annual total return
                    n = number of years
                  ERV = ending redeemable value of a hypothetical $1,000 payment and assumes all dividends and distributions by the Fund are re-invested at the price stated in the Prospectus on the re-investment dates during the period

In addition to average total returns, the Fund may quote an average or cumulative total return reflecting the change in value of an investment over a specified period. Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum

Pg. 8

offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

         Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
                   d = the maximum offering price per share on the last day of the period

DISTRIBUTION RATE. In its sales literature, the Fund may also quote its distribution rate along with the above-described standard total return and yield information. The distribution rate is calculated by annualizing the latest distribution and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and, in effect, include a portion of the premium paid. A distribution can also include gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution is not considered investment income under generally accepted accounting principles.

Because a distribution can include such premiums and capital gains, the amount of the distribution may be susceptible to control by the Advisor through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by net asset value, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield calculated as described above.


COMPARATIVE PERFORMANCE. The Fund's performance may be compared to that of other similar mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc., which monitors mutual fund performance. The Fund's performance may also be compared to mutual funds tracked by other financial or business publications and periodicals.


                             TAXES AND DISTRIBUTIONS


TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.


If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund

Pg. 9

would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.


Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.


DIVIDENDS. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTION. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

Pg. 10

                            DESCRIPTION OF THE TRUST

ORGANIZATION. JWB Aggressive Growth Fund is an open-end management investment company organized as a Massachusetts business trust on October 10, 1995. Under Massachusetts law, shareholders of Massachusetts business trusts may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligations of the Fund and satisfy any judgement thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

VOTING RIGHTS. The Fund's capital consists of shares of beneficial interest. An investor in the Fund is entitled to one vote for each full share held and a fractional vote for each fractional share held. The shares have no preemptive or conversion rights; the voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth above describing shareholder and Trustee liability. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust, including for the purpose of voting on the removal of one or more Trustees.

AUDITOR. Sanville & Co., 1514 Old York Road, Abington, Pennsylvania 19001, serves as the Trust's independent accountant. The independent accountant examines financial statements for the Fund and provides other audit, tax and related services.

                              FINANCIAL STATEMENTS


The Trust was formed on October 10, 1995 and commenced offering shares on March 28, 1996. The financial statements for the Fund's fiscal year ended December 31, 1997 and the period March 28, 1996 through December 31, 1996 are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information [unless previously provided, in which event the Trust will promptly provide another copy, free of charge, upon request to; Declaration Service Company, P.O. Box 844, Conshohoken, PA 19428-0844]

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements:

                  (a) Financial Statements:


                  The Registrant's financial statement for the period ended December 31, 1997 is incorporated by reference into the Registrant's Prospectus and Statement of Additional Information. The financial statements included are:

                  1. Annual report dated December 31, 1997.


                  (b) Exhibits:

                  Except as noted, the following exhibits are being filed herewith:

                  1. Declaration  of Trust of Registrant  dated October 10, 1995 is hereby incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on November 8, 1995.

                  2. By-Laws of Registrant is hereby  incorporated  by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on November 8, 1995.

                  3. Not applicable.

                  4. Form of Specimen Share  Certificate is hereby  incorporated by reference from the Registrant's Pre-Effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

                  5. Investment   Advisory   Agreement  between  JWB  Investment
                     Advisory & Research and Registrant dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange on January 8, 1996.

                  6. Distribution Agreement between Registrant,  The Declaration
                     Group and JWB Management Corp. dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange on January 8, 1996.

                  7. Not applicable.

                  8. Custody  Agreement  between  Registrant  and First National
                     Bank of Boston is hereby incorporated by reference from the Registrant's egistration Statement on Form N-1A (File No. 33-99124) as filed with Securities and Exchange Commission on November 8, 1995.

                  9.(b) Administration Agreement between Registrant and JWB Management Corp. dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange on January 8, 1996.

                  9.(c) Transfer Agency Agreement between Registrant and The Declaration Group dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.


                 10. Opinion and Consent of counsel is hereby incorporated by reference from the Registrant's Post-Effective Amendment # 2 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on February 28, 1997.


                 11. Consent of Independent Public Accountant is filed herein.

                 12. Not applicable.

                 13. Mutual Fund Subscription Purchase Agreement is incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-99124) filed on November 8, 1995.

                 14. Not applicable.

                 15. Not applicable.

                 16. Not applicable.

                 17.(a) Power of Attorney of Roger Dewa is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #2 on Form N-1A (File No. 33- 99124) as filed with the Securities and Exchange Commission on March 12, 1996.




                 17.(b) Power of Attorney of Scott Hadley is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #2 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on March 12, 1996.

                 17.(c)  Power of  Attorney  of  Wallace Y.  Watanabe  is hereby
                         incorporated   by  reference   from  the   Registrant's
                         Pre-Effective Amendment #2 on Form N-1A

                         (File No. 33-99124) as filed with the Securities and Exchange Commission on March 12, 1996.


                 17.(d) Power of Attorney of Terry S. Krznarich, M.D. is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #2 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on March 12, 1996.

                 17.(e) Power of Attorney of Gregory P. Lussier is hereby incorporated by reference from the Registrant's Pre-Effective Amendment #2 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on March 12, 1996.


Item 25. Persons Controlled by or Under Common Control with Registrant.


         The Registrant does not directly or indirectly control any person. Alice P. Kakaio owns 21.54% of the Fund's shares as of the date of this filing. Cecilia R.M. Beckett owns 35.04% of the Fund's shares as of the date of this filing. Datalynx Corp. owns 43.03% of the Fund's shares as of the date of this filing.


         JWB Investment Advisory & Research, the Registrant's Investment Advisor (the"Advisor") is a sole proprietor, wholly owned by John W. Bagwell.

         JWB Management Corp., the Registrant's Administrator is a Hawaii corporation. John W. Bagwell, CEO owns 51% of the stock.

Item 26. Number of Holders of Securities.

         There are 4 record holders of the Fund as of the date of this filing.

Item 27. Indemnification.

         Section 8.4 of the Declaration of Trust filed on October 10, 1995, provides for indemnification of the Registrant's trustees and officers under certain circumstances. Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         All of the information required by this item is set forth in the Form ADV, as amended, of JWB Investment Advisory & Research (File No. 801-43795). The following sections of Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part II
         (b) Section 6, Business Background, of each Schedule D.

Item 29. Principal Underwriter.

         (a) The Declaration Group, the principal underwriter of the Registrant, currently acts as a principal underwriter for the following investment companies:


         1. The Joshua Mutual Fund, Inc., and
         2. The Declaration Fund
         3. The Pauze Funds


         (b) Directors and Officers of The Declaration Group are as follows:

Name                       Positions and Offices with Underwriter               Position and Offices with
                                                                                Registrant
Terrence P. Smith                   Chairman, CEO & President                   None
555 North Lane, Suite #6160
Conshohocken, PA  19428

         (c) Not applicable as of this date.

Item 30. Location of Accounts and Records.

         (a) The Declaration of Trust, by-laws, minute books and procedural information of the Registrant are in the physical possession of JWB Management Corp., City Center, 810 Richards Street, Suite # 123, Honolulu, HI 96813.

         (b) All books and records required to be maintained by the custodian are held at: The First National Bank of Boston, 150 Royall Street, Canton, MA 02021.

         (c) All books and records  required to be  maintained  by the  transfer
         agent,   fund  accounting  agent  and  distributor  are  held  at:  The
         Declaration Group, 555 North Lane, Conshohocken, PA 19428.

Item 31. Management Services.


         Not applicable


Item 32. Undertakings.


         Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested to do so in writing by the holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of
Section 16(c) of the investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Honolulu, and State of Hawaii on the 27th day of February, 1998.


                                            JWB Aggressive Growth Fund

                                            By:
                                            -------------------------
                                            John W. Bagwell
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                     Date


                                                              2/27/98
----------------------------
John W. Bagwell
Trustee and President of the Fund

                                                              2/27/98
----------------------------
Gregory P. Lussier
Trustee and Chief Financial Officer of the Fund

                                                              2/27/98
----------------------------
Roger Y. Dewa
Trustee and Secretary

                                                              2/27/98
----------------------------
Scott Hadley
Trustee

                                                              2/27/98
----------------------------
Wallace Y. Watanbe
Trustee

                                                              2/27/98
----------------------------
Terry S. Krznarich, M.D.
Trustee

                                                              2/27/98
-----------------------------
Chris D'ambrosio
Chief Accounting Officer of the Fund

                                  EXHIBIT INDEX

Exhibit
Number                  Document Title
-------                 --------------

  2                     Consent of Independant Public Accountants

 27                     Financial Data Schedule